Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 203.3	$ 170.5
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,273.4	$ 1,884.8
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 179.9	$ 153.4
Percentage Of Total Prepaid Reinsurance Premiums	88.00%	90.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 2,060.7	$ 1,772.3
Percentage Of Total Reinsurance Recoverables	91.00%	94.00%
State Reinsurance Plans [Member] | Michigan Catastrophic Claims Association [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 44.3	$ 36.5
Percentage Of Total Prepaid Reinsurance Premiums	22.00%	21.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,611.5	$ 1,452.7
Percentage Of Total Reinsurance Recoverables	71.00%	77.00%
State Reinsurance Plans [Member] | Commercial Auto Insurance Procedures Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 50.0	$ 40.2
Percentage Of Total Prepaid Reinsurance Premiums	25.00%	24.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 218.0	$ 170.6
Percentage Of Total Reinsurance Recoverables	10.00%	9.00%
State Reinsurance Plans [Member] | North Carolina Reinsurance Facility [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 31.5	$ 27.5
Percentage Of Total Prepaid Reinsurance Premiums	15.00%	16.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 74.2	$ 67.0
Percentage Of Total Reinsurance Recoverables	3.00%	4.00%
State Reinsurance Plans [Member] | other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 0.3	$ 0.1
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 8.2	$ 3.5
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Federal Reinsurance Plans [Member] | National Flood Insurance Program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 53.8	$ 49.1
Percentage Of Total Prepaid Reinsurance Premiums	26.00%	29.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 148.8	$ 78.5
Percentage Of Total Reinsurance Recoverables	7.00%	4.00%
Non State Reinsurance Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 23.4	$ 17.1
Percentage Of Total Prepaid Reinsurance Premiums	12.00%	10.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 212.7	$ 112.5
Percentage Of Total Reinsurance Recoverables	9.00%	6.00%
Property reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 9.1	$ 3.2
Percentage Of Total Prepaid Reinsurance Premiums	5.00%	2.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 138.6	$ 62.9
Percentage Of Total Reinsurance Recoverables	6.00%	3.00%
other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 14.3	$ 13.9
Percentage Of Total Prepaid Reinsurance Premiums	7.00%	8.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 74.1	$ 49.6
Percentage Of Total Reinsurance Recoverables	3.00%	3.00%